Income Tax - Income tax liabilities (Details 3) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Income Tax - Income Tax Liabilities Details 3
Non-current		$ 2,595
Current	$ 7	7
Total	$ 7	$ 2,602